Property and equipment (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Amortization and depreciation expense	$ 300	$ 400			$ 1,600	$ 1,600
Depreciation expense			$ 1,000	$ 1,200